SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION

20. SEGMENT INFORMATION

The Company manages operations on a company-wide basis, thereby making determinations as to the allocation of resources in total rather than on a segment-level basis. The Company has designated reportable segments based on how management views its business. The Company does not segregate assets between segments for internal reporting. Therefore, asset-related information has not been presented. The reportable segments, as presented below, are consistent with the manner in which the Company reports its results to the Chief Operating Decision Maker (“CODM”).

The principal products that comprise each segment are as follows:

Soft Wheat – The Soft Wheat segment includes the production and sale of soft wheat yielding flour that is used to make desserts and sauces.

Durum Wheat - The Durum Wheat segment includes the production and sale of hard wheat yielding flour that is used to make pasta.

Couscous and Pasta – The Couscous and Pasta segment includes the secondary processing of products including couscous and pasta sold to end customers.

The Company evaluates the performance of its segments based on sales and operating income. Operating income is defined as gross profit less sales & marketing costs, direct selling, general, and administrative expenses, and other operating expenses. The amounts in the following tables are obtained from reports used by senior management and do not include income taxes. Other expenses not allocated include unallocated corporate expenses (other operating expenses).

Financial information relating to the Company’s reportable segments is as follows:

	Six months ended June 30,
	2024	2023
	(in thousands)
Sales to external customers:
Soft Wheat	$122,408	$104,124
Durum Wheat	26,012	24,980
Couscous & Pasta	14,894	14,591
All others	1,924	1,921
Total	$165,238	$145,616
Direct Operating (loss) income:
Soft Wheat	$729	$2,340
Durum Wheat	(595)	504
Couscous & Pasta	(827)	(384)
All others	(2,916)	(3,837)
Operating loss	$(3,609)	$(1,377)

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)

Geographic Information — The Company had net sales from customers outside of Morocco of approximately 15.9% (10.4% in Mali, 3.4% in Burkina and 2.1% in other countries) of total consolidated net sales from continuing operations for the six months ended June 30, 2024. Net sales are determined based on the customer destination where the products are shipped.

Long-lived assets consist of net property, plant, and equipment. The geographic location of long-lived assets is as follows:

	June 30,	December 31,
	2024	2023
	(in thousands)
Morocco	$93,998	$96,149
Burkina	8,567	8,913
Mali	6,697	6,991
Angola	4,294	4,396
Other	472	471
Total	$114,028	$116,920